Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 2,487,406	¥ 2,527,163
Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	98,097	109,156
30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	37,516	52,250
90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	60,581	56,906
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	72,264	79,093
Consumer borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	13,503	13,708
Consumer borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,094	3,941
Consumer borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	11,409	9,767
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	33,638	38,119
Consumer borrowers | Real estate loans | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	11,286	11,146
Consumer borrowers | Real estate loans | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	800	2,252
Consumer borrowers | Real estate loans | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,486	8,894
Consumer borrowers | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	38,626	40,974
Consumer borrowers | Other | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,217	2,562
Consumer borrowers | Other | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,294	1,689
Consumer borrowers | Other | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	923	873
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,159,688	1,179,343
Corporate borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	28,053	36,988
Corporate borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,834	16,246
Corporate borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	17,219	20,742
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	48,927	81,084
Corporate borrowers | Non-recourse Loans | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables		200,308
Corporate borrowers | Non-recourse Loans | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables		11,478
Corporate borrowers | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	133,844
Corporate borrowers | Non-recourse Loans | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,941
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables		6,022
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables		5,456
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,941
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	128,660	118,727
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	309	292
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	91,163	61,853
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,455	2,544
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	309	292
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	677	363
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,778	2,181
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	197,666	191,880
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,930	2,983
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	559,428	525,491
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	18,418	19,691
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,774	2,442
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,074	7,127
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	156	541
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	11,344	12,564
Loans to Equity Method Investees
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	24,615	21,236
Loans to Equity Method Investees | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,230,839	1,247,491
Net investment in leases | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	56,541	58,460
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	610,041	619,333
Net investment in leases | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,159	6,154
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	620,798	628,158
Net investment in leases | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	50,382	52,306
Net investment in leases | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	24,588	32,063
Net investment in leases | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,274	2,234
Net investment in leases | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	22,314	29,829
Net investment in leases | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	31,953	26,397
Net investment in leases | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,885	3,920
Net investment in leases | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 28,068	¥ 22,477